Employee Benefit Obligations - Summary of Assumptions Used in Actuarial Calculation of Defined Benefits (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Abstract]
Discount rates used	3.40%	4.70%
Expected rate of salary increases	3.80%	3.80%
Turnover rate	5.24%	4.40%
Mortality tables	CB-H-2014 / RV-M-2014	CB-H-2014 / RV-M-2014